Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock Disclosure [Abstract]
Preferred Stock

Note 20 — Preferred Stock

Preferred stock

Shares of undesignated preferred stock may be issued in one or more series. The Board of Directors is authorized to establish and designate the different series and to fix and determine the voting powers and other special rights and qualifications. A total of 5,000,000 shares of preferred authorized are authorized as of December 31, 2012 and December 31, 2011. There were 0 shares issued or outstanding on December 31, 2012 and 2011. There were no preferred dividends owing as of December 31, 2012 or 2011.